PROVISION FOR EMPLOYEE BENEFITS - Actuarial assumptions (Details) - Defined benefits plans	Dec. 31, 2025	Dec. 31, 2024
PROVISION FOR EMPLOYEE BENEFITS
Discount rate (%)	4.00%	3.00%
Probability of retirement (%)	69.80%	74.65%